Basis Of Presentation And Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Basis Of Presentation And Significant Accounting Policies
Basis Of Presentation And Significant Accounting Policies

2.             Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, its majority-owned joint venture and variable interest entities where RAAM Global is the primary beneficiary. Significant intercompany accounts and transactions have been eliminated in consolidation. The accompanying interim Condensed Consolidated Financial Statements are unaudited; however, in the opinion of the Company's management, all adjustments necessary for a fair statement of the interim financial results have been included. These adjustments were of a normal recurring nature. The results for the interim periods are not necessarily indicative of results to be expected for any other interim period or for the entire year.

The Condensed Consolidated Balance Sheet as of December 31, 2010, was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States ("U.S. GAAP"). Certain notes and other information have been condensed or omitted from the interim financial statements presented in this quarterly report. Therefore, these financial statements and notes should be read in conjunction with the Company's audited financial statements included in our registration statement on Form S-4 (File No. 333-172897) filed with the Securities and Exchange Commission ("SEC").

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company's most significant financial estimates are based on remaining proved oil and gas reserves.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $1.3 million and $0.9 million for the three months ended June 30, 2011 and 2010, respectively, and these costs amounted to $2.5 million and $1.6 million for the six months ended June 30, 2011 and 2010, respectively.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization ("DD&A") using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $95.6 million and $81.7 million at June 30, 2011 and December 31, 2010, respectively. The Company believes that the unevaluated properties at June 30, 2011 will be substantially evaluated during 2011, 2012 and 2013, and the costs will begin to be amortized at that time. The Company capitalized interest of $2.2 million and $0.3 million during the three months ended June 30, 2011 and 2010, respectively, related to significant properties not subject to amortization. The Company capitalized interest of $4.0 million and $0.4 million during the six months ended June 30, 2011 and 2010, respectively, related to significant properties not subject to amortization.

Capitalized oil and gas property costs are subject to a "ceiling test," which limits such costs to the aggregate of the estimated present value, discounted at 10%, of future net cash flows from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects. Details specific to the Company's ceiling tests for the periods presented in the accompanying condensed consolidated financial statements are discussed later in this footnote section.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

During the second quarter of 2011, the Company sold approximately 16,000 acres onshore Mississippi to an unrelated third party oil and gas company. The final sales price amounted to $2.2 million and was recorded in cash and as an accumulated reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheet at June 30, 2011. Under the full cost accounting method, the transaction is recorded as a reduction to net oil and gas properties with no income statement impact because the original cost of the acreage is not a significant percentage of the Company's consolidated capitalized costs. The cash payment was collected during May 2011.

During the second quarter of 2011, the Company entered into an agreement with an unrelated third party to acquire a 40% working interest in drilling activities in Oklahoma. The Company prepaid $14 million in drilling expenses for this program. This prepayment is recorded in Other, in the Other assets section of the condensed consolidated balance sheet. The third party we have entered into the agreement with will send the Company joint interest billing information on a periodic basis reflecting the amount of our prepayment that has been utilized for drilling activities. Based on this information, the prepayment will be reduced by the amount of utilization and be transferred from Other into Oil and gas properties.

In January 2010, the Company adopted the Financial Accounting Standards Board ("FASB") guidance on oil and gas reserve estimation and disclosures. This guidance amends previous FASB guidance on oil and gas extractive activities to align the accounting requirements with the Securities and Exchange Commission's final rule, Modernization of the Oil and Gas Reporting Requirements issued on December 31, 2008. In summary, the revisions in this guidance modernize the disclosure rules to better align with current industry practices and expand the disclosure requirements for equity method investments so that more useful information is provided. More specifically, the main provisions include the following:

•         An expanded definition of oil and gas producing activities to include nontraditional resources such as bitumen extracted from oil sands.

•         The use of an average of the first-day-of-the-month price for the 12-month period, rather than a year-end price for determining whether reserves can be produced economically.

•         Amended definitions of key terms such as "reliable technology" and "reasonable certainty" which are used in estimating proved oil and gas reserve quantities.

•         A requirement for disclosing separate information about reserve quantities and financial statement amounts for geographical areas representing 15 percent or more of proved reserves.

•         Clarification that an entity's equity investments must be considered in determining whether it has significant oil and gas activities and a requirement to disclose equity method investments in the same level of detail as is required for consolidated investments.

The new rules are considered a change in accounting principle that is inseparable from a change in accounting estimate, which does not require retroactive revision. This change in accounting principle has had a material effect on the consistency of the Company's oil and gas reserve estimates, supplemental disclosures, the calculation of DD&A and the full-cost ceiling test. At June 30, 2011, the Company's ceiling test computation did not result in a write-down and was based on twelve-month average prices of $88.44 per barrel of oil and $4.19 per MMBtu of natural gas. At December 31, 2010, the Company's ceiling test computation did not result in a write-down and was based on twelve-month average prices of $75.96 per barrel of oil and $4.38 per MMBtu of natural gas.

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties. See Note 9 for further information.

Hedging Activities

The Company's revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in hedging activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. Costs and any benefits derived from the effective hedge portions of these activities are reflected in revenues from oil and gas production.

The Company follows the provisions of FASB guidance related to accounting for derivative instruments and hedging activities. This guidance requires all derivatives to be reported as assets or liabilities at their fair values, and the balance-sheet caption Commodity Derivatives is being used in the accompanying condensed consolidated balance sheets for this purpose. This guidance also imposes additional documentation requirements in order for derivatives to be accounted for as hedges of future risks. The Company designated all new commodity derivative instruments entered into in 2011 and 2010 as hedges for accounting purposes, so the related unrealized changes in their fair values are reported net of tax in the accompanying condensed consolidated balance sheet as a component of other comprehensive income. Any hedge ineffectiveness (which represents the amount by which the change in fair value of the derivative exceeds the change in cash flows of the forecasted transaction) is recorded in current-period earnings in the accompanying condensed consolidated statement of operations in Derivative income. Hedge ineffectiveness of actual monthly settlements is recorded as hedging (losses) gains in Gas sales and Oil sales in the accompanying condensed consolidated statement of operations. During the three months ended June 30, 2011 and 2010, the amounts of other comprehensive income related to hedge transactions that settled and were recorded in the accompanying condensed consolidated statements of operations were $1.8 million and $7.4 million, respectively, net of tax effects. During the six months ended June 30, 2011 and 2010, the amounts of other comprehensive income (loss) related to hedge transactions that settled and were recorded in the accompanying condensed consolidated statements of operations were a loss of $4.7 million and income of $4.1 million, respectively, net of tax effects. The Company anticipates the amount of other comprehensive loss related to hedge transactions that will settle during the next twelve months and be recorded in the 2011 and 2012 consolidated statements of operations will be $124,000, net of tax effects.

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset. The asset retirement cost recorded in Oil and gas properties being amortized at June 30, 2011 and December 31, 2010 were $19.7 million and $18.8 million, respectively. Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying condensed consolidated statement of operations.

The change in the Company's asset retirement obligations (ARO) is set forth below:

In thousands
Balance of ARO as of January 1, 2011	$ 23,352
Accretion expense	404
Additions	968
Settlement of ARO	—
Changes in ARO estimate	24
Balance of ARO as of June 30, 2011	$ 24,748

Operating Segments

The Company operates in one business segment – the exploration, development and sale of oil and gas.

Subsequent events

Management has reviewed subsequent events through the filing date. See Note 13 for additional information regarding a subsequent event.

New Accounting Pronouncements

ASU Number 2011-5 was issued in June 2011, amending Topic 220 - Comprehensive Income. The ASU modifies alternative presentation standards, eliminating the option for disclosure of the elements of other comprehensive income within the statement of stockholder's equity. Adoption of this ASU by the Company will change our existing presentation, but will not impact the components of other comprehensive income. The ASU is effective for fiscal periods beginning after December 15, 2011.

2.             Significant Accounting Policies

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements are presented on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles.  The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, its majority-owned joint venture and variable interest entities where RAAM Global is the primary beneficiary.  Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.  The Company's most significant financial estimates are based on remaining proved oil and gas reserves.

Financial Instruments

The Company considers all highly liquid financial instruments with an original maturity of three months or less to be cash equivalents.

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value.  The book values of those financial instruments that are classified as current assets or liabilities approximate fair value because of the short maturity of those instruments.  The fair value of the Senior Secured Notes approximates the carrying value as of December 31, 2010, due to the short amount of time these notes have been on the market.  The fair values of other borrowings approximate the carrying amounts as of December 31, 2010 and 2009, due to the variable interest features associated with these debt instruments.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs.  Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized.  Capitalized overhead costs amounted to $4.6 million, $5.5 million and $3.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (DD&A) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs.  If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $81.7 million and $113.4 million at December 31, 2010 and December 31, 2009, respectively.  The Company believes that the unevaluated properties at December 31, 2010 will be substantially evaluated during 2011, 2012 and 2013, and the costs will begin to be amortized at that time.  The Company capitalized interest of $736,000, $0 and $2.2 million during the years ended December 31, 2010, 2009 and 2008, respectively, related to significant properties not subject to amortization.

Capitalized oil and gas property costs are subject to a "ceiling test," which limits such costs to the aggregate of the estimated present value, discounted at 10%, of future net cash flows from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  Details specific to the Company's ceiling tests for the periods presented in the accompanying consolidated financial statements are discussed in Note 5, Property, Plant and Equipment and Asset Retirement Obligations.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

There are certain related party entities that are joint interest and revenue partners in certain of the Company's properties.  See Note 14 for further information.

Other capitalized assets

Buildings, office equipment, software, furniture, fixtures, and leasehold equipment are depreciated over their estimated useful lives (2 – 32 years) using the straight-line method.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Hedging Activities

The Company's revenues are primarily the result of sales of its oil and natural gas production.  Market prices of oil and natural gas may fluctuate and affect operating results.  The Company engages in hedging activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.  Costs and any benefits derived from the effective hedge portions of these activities are reflected in revenues from oil and gas production.

The Company follows the provisions of the Financial Accounting Standards Board ("FASB") guidance related to accounting for derivative instruments and hedging activities.  This guidance requires all derivatives to be reported as assets or liabilities at their fair values, and the balance-sheet caption Commodity Derivatives is being used in the accompanying consolidated balance sheets for this purpose.  This guidance also imposes additional documentation requirements in order for derivatives to be accounted for as hedges of future risks.  The Company designated all new commodity derivative instruments entered into in 2010 and 2009 as hedges for accounting purposes, so the related unrealized changes in their fair values are reported net of tax in the accompanying consolidated balance sheet as a component of other comprehensive income.  Any hedge ineffectiveness (which represents the amount by which the change in fair value of the derivative exceeds the change in cash flows of the forecasted transaction) is recorded in current-period earnings in the accompanying consolidated statement of operations in Derivative (income) expense.  Hedge ineffectiveness of actual monthly settlements is also recorded as hedging (losses) gains in Gas sales and Oil sales in the accompanying consolidated statement of operations.

During the year ended December 31, 2010 and December 31, 2009, the amounts of other comprehensive income related to hedge transactions that settled and is recorded in the accompanying consolidated statements of operations were $17.5 million and $44.0 million, respectively, net of tax effects.  During the year ended December 31, 2008, the amount of other comprehensive loss related to hedge transactions that settled and is recorded in the accompanying consolidated statements of operations was $1.1 million.  The Company anticipates the amount of other comprehensive income related to hedge transactions that will settle during the next twelve months and be recorded in the 2011 consolidated statements of operations will be $4.8 million, net of tax effects.

Income Taxes

The Company follows FASB guidance on accounting for income taxes.  The asset and liability method prescribed by this guidance requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax bases and financial reporting bases of assets and liabilities.

Revenue Recognition and Taxes Remitted to Governmental Authorities

The Company recognizes natural gas and oil sales from its interests in producing wells under the sales method of accounting.  Under the sales method, the Company recognizes revenues based on the amount of natural gas or oil sold to purchasers, which may differ from the amounts to which the Company is entitled, based on its interest in the properties.  Gas balancing obligations as of December 31, 2010, 2009 and 2008 were not significant.  The Company has adopted a policy of netting severance taxes paid to governmental authorities within oil and gas sales on the accompanying consolidated statement of operations.  Severance taxes paid to governments were $5.7 million, $5.9 million and $9.6 million for 2010, 2009 and 2008, respectively.

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued.  The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  The asset retirement cost recorded in oil and gas properties being amortized at December 31, 2010 was $18.8 million.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying consolidated statement of operations.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Reclassifications

Certain prior year amounts have been reclassified in the accompanying consolidated financial statements to conform with the 2010 presentation.  Such reclassifications are not material to the accompanying consolidated financial statements.

Operating Segments

The Company operates in one business segment — the exploration, development and sale of oil and gas.

Subsequent events

Management has reviewed subsequent events through the filing date, March 17, 2011.

New Accounting Pronouncements

In June 2009, the FASB issued accounting guidance on the consolidation of variable interest entities ("VIEs").  This  new guidance revises previous guidance by replacing the quantitative-based risks and rewards calculation for determining which enterprise, if any, has a controlling financial interest in a VIE with a qualitative approach focused on identifying which enterprise has both the power to direct the activities of the VIE that most significantly impacts the entity's economic performance and has the obligation to absorb losses or the right to receive benefits that could be significant to the entity.  In addition, this guidance requires reconsideration of whether an entity is a VIE when any changes in facts and circumstances occur such that the holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity's economic performance.  It also requires ongoing assessments of whether an enterprise is the primary beneficiary of a VIE and additional disclosures about an enterprise's involvement in variable interest entities.  This guidance is effective for fiscal years beginning after November 15, 2009.  Our adoption of the new guidance during the first quarter of 2010 did not have a material effect on our consolidated financial statements.

In January 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-06, Fair Value Measurements and Disclosures ("ASU 2010-06") which requires new disclosures and clarifies existing disclosures required under current fair value guidance.  Under the new guidance, a reporting entity must 1) disclose separately gross transfers in and gross transfers out of Levels 1 and 2 and 2) include separate presentation of purchases, sales, issuances and settlements rather than net presentation in the Level 3 reconciliation.  The ASU also amends required levels of disaggregation of asset classes and expands information required as to inputs and valuation techniques for recurring and non-recurring Level 2 and 3 measurements.  With the exception of the disclosures in 2 above, the new disclosures became effective for interim and annual reporting periods beginning after December 15, 2009.  Items in 2 above become effective one year later.  Although it will expand disclosures the change did not and will not have a material effect on the Company.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses ("ASU 2010-20").  The amendments of ASU 2010-20 require enhanced disclosures regarding the nature of credit risk in a company's financing receivables and how that risk is analyzed.  Disclosures required by ASU 2010-20 include credit quality indicators, non-accrual and past due information, and modifications of financing receivables.  Sales-type and direct financing capital leases are in scope of the new requirements though trade accounts receivable that arose from the sale of goods or services and have contractual maturities of one year or less are specifically excluded.  End of period disclosures will be effective for year-end 2010.  Disclosures regarding activity will be effective in the first quarter of 2011.  The amendments of ASU 2010-20 will have no impact on the Company's consolidated financial results as these changes relate only to disclosures.

The FASB also issued several accounting standards updates during 2010, not discussed above, related to technical corrections of existing guidance or new guidance that is not meaningful to the Company's current financial statements.